Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CAUSEWAY CAPITAL MANAGEMENT TRUST
Entity Central Index Key	0001156906
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000031758
Shareholder Report [Line Items]
Fund Name	Causeway International Value Fund
Class Name	Institutional Class
Trading Symbol	CIVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class of the Causeway International Value Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-value-fund. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-international-value-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Value Fund, Institutional Class	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 13,250,158,000
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 45,624
InvestmentCompanyPortfolioTurnover	24.00%
Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	3.3%
United States	1.7%
Short-Term Investment	2.2%
Belgium	2.5%
Canada	3.2%
Switzerland	3.3%
Italy	3.7%
South Korea	4.4%
Netherlands	6.5%
Germany	8.6%
Japan	10.8%
France	18.1%
United Kingdom	31.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Kering S.A.	3.7%
Rolls-Royce Holdings PLC	3.5%
Reckitt Benckiser Group PLC	3.5%
Samsung Electronics Co. Ltd.	3.5%
Alstom S.A.	3.4%
Barclays PLC	3.3%
Renesas Electronics Corp.	3.2%
AstraZeneca PLC	3.0%
Canadian Pacific Kansas City Ltd.	2.7%
BP PLC	2.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-international-value-fund
C000031757
Shareholder Report [Line Items]
Fund Name	Causeway International Value Fund
Class Name	Investor Class
Trading Symbol	CIVVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Class of the Causeway International Value Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-value-fund. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-international-value-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Value Fund, Investor Class	$55	1.10%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
AssetsNet	$ 13,250,158,000
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 45,624
InvestmentCompanyPortfolioTurnover	24.00%
Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	3.3%
United States	1.7%
Short-Term Investment	2.2%
Belgium	2.5%
Canada	3.2%
Switzerland	3.3%
Italy	3.7%
South Korea	4.4%
Netherlands	6.5%
Germany	8.6%
Japan	10.8%
France	18.1%
United Kingdom	31.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Kering S.A.	3.7%
Rolls-Royce Holdings PLC	3.5%
Reckitt Benckiser Group PLC	3.5%
Samsung Electronics Co. Ltd.	3.5%
Alstom S.A.	3.4%
Barclays PLC	3.3%
Renesas Electronics Corp.	3.2%
AstraZeneca PLC	3.0%
Canadian Pacific Kansas City Ltd.	2.7%
BP PLC	2.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-international-value-fund